As filed with the Securities and Exchange Commission on April 30, 1999.
                                          1933 Act Registration File No. 2-78562
                                         1940 Act Registration File No. 811-3526

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                            -------------------------
                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                              Pre-Effective Amendment No:               [ ]
                              Post-Effective Amendment No: 23           [X]

                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                                Amendment No: 21


                        LEGG MASON TAX EXEMPT TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

CHARLES A. BACIAGALUPO                          ARTHUR C. DELIBERT, ESQ.
100 Light Street                                Kirkpatrick & Lockhart LLP
Baltimore, Maryland 21202                       1800 Massachusetts Ave., N.W.
(Name and Address of                            Second Floor
   Agent for Service)                           Washington, D.C. 20036-1800

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to Rule 485(b)
[X] on May 1, 1999 pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(i)
[ ] on May 1, 1999, pursuant to Rule 485(a)(i)
[ ] 75 days after filing pursuant to Rule 485(a)(ii)
[ ] on , 1999 pursuant to Rule 485(a)(ii)


If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        Legg Mason Tax-Exempt Trust, Inc.

                       Contents of Registration Statement


This registration statement consists of the following papers and documents.

Cover Sheet

Table of Contents

Cross Reference Sheet

Part A - Prospectus*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

* Previously filed in Post-Effective Amendment No. 22 to the Registrant's registration statement, SEC File No. 2-78562, on March 2, 1999.

                        Legg Mason Tax Exempt Trust, Inc.
                         Form N-1A Cross Reference Sheet

Part A Item No.                                 Prospectus Caption

PART A. ITEM NUMBER                        PROSPECTUS CAPTION

1.  Front and Back Cover Pages             Same
2.  Risk/Return Summary: Investments,      Investment Objective; Risks;
Risks and Performance                      Performance
3.  Risk/Return Summary: Fee Table         Fees and Expenses of the
Fund
4.  Investment Objectives, Principal       Investment Objective; Risks
Investment Strategies, and Related Risks
5.  Management's Discussion of Fund        Not Applicable
Performance
6.  Management, Organization and Capital   Management
Structure
7.  Shareholder Information How to Invest; How to Sell Your Shares;
                                           Account Policies; Services  for
                                           Investors; Dividends andTaxes
8.  Distribution Arrangements              Management
9.  Financial Highlights Information       Financial Highlights


PART B. ITEM NUMBER                        STATEMENT OF ADDITIONAL INFORMATION
                                           CAPTION

10. Cover Page and Table of Contents       Same
11. Fund History                           Description of the Fund and its
                                           Shares
12. Description  of the Fund and Its
Investments and Risks                      Investment Strategies and Risks; Fund
                                           Policies
13. Management of the Fund                 Management of the Fund
14. Control Persons and Principal          Management of the Fund
Holders of Securities
15. Investment Advisory and Other          Investment Advisory  Agreement; The
Services                                   Fund's Distributor
16. Brokerage Allocation and Other         Portfolio Transactions and Brokerage
Practices
17. Capital Stock and Other Securities     Description of the Fund and its
                                           Shares
18. Purchase, Redemption, and Pricing      Additional Purchase and  Redemption
of Shares                                  Information; Valuation of Shares
19. Taxation of the Fund                   Additional Tax Information
20. Underwriters                           The Fund's Distributor
21. Calculation of Performance Data        How The Fund's Yield is Calculated
22. Financial Statements                   Financial Statements



Part-C
------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                       Legg Mason Tax Exempt Trust, Inc.

Part C.     Other Information
            -----------------

   Item 23. Exhibits


     (1)    (a) Charter (1)
            (b) Charter Amendment (1)
     (2)    (a) Amended By-Laws (1)
            (b) Amendment to By-Laws (effective May 10, 1991) (1)
     (3)    Specimen Security - not applicable
     (4)    Investment Advisory and Management Agreement (1)
     (5)    (a) Underwriting Agreement (1)
            (b) Underwriting Agreement (1)
     (6) Bonus, profit sharing or pension plans - none
     (7) Custodian Agreement (1)
     (8) (a) Transfer Agent and Service Agreement (1)
     (9) (a) Opinion and Consent of Counsel (1)
         (b) Consent of Counsel--filed herewith
     (10) Consent of Independent Accountants (2)
     (11) Financial statements omitted from Item 22 -- none
     (12) Not Applicable
     (13) (a) Amended Plan pursuant to Rule 12b-1 (1)
     (14) Financial Data Schedule (2)
     (15) Plan pursuant to Rule 18f-3 - none

(1) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 20 to the Registration Statement filed on May 1, 1997.

(2) Incorporated herein by reference to the corresponding Exhibit of Post-Effective Amendment No. 22 to Registrant's registration statement, as electronically filed on March 2, 1999.


Item 24.    Persons Controlled By or Under Common Control with Registrant
            -------------------------------------------------------------
            None

Item 25.    Indemnification
            ----------------

   Article Thirteenth of the Registrant's Articles of Incorporation provides:
"The Corporation shall indemnify its present and past directors, officers, employees, and agents, and persons who are serving or have served at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, to the maximum extent permitted by applicable law, in such manner as may be provided in the By-Laws; provided, that no director, officer, investment adviser or principal underwriter of the Corporation shall be indemnified in violation of Section 17(i) of the 1940 Act. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability."

   Article X of the Registrant's By-laws provides: "The Corporation shall indemnify its present and past directors, officers, employees, and agents, and persons who are serving or have served at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, to the maximum extent provided and allowed by Md. Corp. and Assns. Code ss.2-418, as amended from time to time, or any other applicable provision of law. Notwithstanding anything herein to the contrary, no director, officer, investment adviser or principal underwriter of the Corporation shall be indemnified in violation of Section 17(i) of the Investment Company Act of 1940, as amended. The directors of the corporation may provide such liability insurance to the persons named herein as is authorized by the Corporation's Articles of Incorporation."

   Pursuant to the Registrant's agreement with its principal underwriter, the Registrant has agreed to indemnify the underwriter from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which it or any controlling person may incur, under the Investment Company Act of 1940, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that the indemnity agreement, to the extent that it might require indemnity of any person who is a controlling person and who is also a director of the Registrant, may not inure to the benefit of such person unless a court of competent jurisdiction shall determine, or its shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the Investment Company Act of 1940; and further provided that in no event shall anything contained in the indemnity agreement be so construed as to protect the underwriter against any liability to the Registrant or its security holders to which the underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of any obligations and duties under the underwriting agreement.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   The Registrant intends to purchase on behalf of its directors and officers insurance against any liability resulting from their service in these capacities to the extent permissable under the Articles and By-laws.


Item 26.        Business and Connections of Manager and Investment Adviser

   Legg Mason Capital Management, Inc. ("LMCM"), the Registrant's investment adviser, is a registered investment adviser incorporated on October 4, 1982. LMCM is engaged primarily in the investment advisory business. LMCM serves as investment adviser for four open-end investment companies and private accounts. Information as to the officers and directors of LMCM is included in its Form ADV filed on September 23, 1997 with the Securities and Exchange Commission (registration number 801-18115) and is incorporated herein by reference.

   Legg Mason Fund Adviser, Inc. ("LMFA"), the Registrant's administrator, is a registered investment adviser incorporated on January 20, 1982. LMFA is engaged primarily in the investment advisory business. LMFA serves as investment adviser or manager for nineteen open-end investment companies. Information as to the officers and directors of LMFA is included in its Form ADV filed on June 24, 1998 with the Securities and Exchange Commission (registration number 801-16958) and is incorporated herein by reference.


Item 27.        Principal Underwriters

   (a)   Legg Mason Cash Reserve Trust
         Legg Mason Special Investment Trust, Inc.

         Legg Mason Value Trust, Inc.
         Legg Mason Income Trust, Inc.
         Legg Mason Total Return Trust, Inc.
         Legg Mason Tax-Free Income Fund
         Legg Mason Global Trust, Inc.
         Legg Mason Investors Trust, Inc.
         Legg Mason Focus Trust, Inc.
         Legg Mason Light Street Trust, Inc.
         LM Institutional Fund Advisors I, Inc.
         LM Institutional Fund Advisors II, Inc.

   (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

                                  Position and            Positions and
Name and Principal                Offices with            Offices with
Business Address*                 Underwriter - LMWW      Registrant


Raymond A. Mason                  Chairman of the         None
                                  Board

John F. Curley, Jr.               Vice Chairman           Chairman of the
                                  of the Board            Board and Director

James W. Brinkley                 President and           None
                                  Director

Edmund J. Cashman, Jr.            Senior Executive        President and
                                  Vice President and      Director
                                  Director


Richard J. Himelfarb              Senior Executive Vice   None


                                  President and
                                  Director

Edward A. Taber III               Senior Executive Vice   None
                                  President and
                                  Director

Robert A. Frank                   Executive Vice          None
                                  President and
                                  Director

Robert G. Sabelhaus               Executive Vice          None
                                  President and
                                  Director

Charles A. Bacigalupo             Senior Vice             None
                                  President,
                                  Secretary and
                                  Director

F. Barry Bilson                   Senior Vice             None
                                  President and
                                  Director

Thomas M. Daly, Jr.               Senior Vice             None
                                  President and
                                  Director

Jerome M. Dattel                  Senior Vice             None
                                  President and
                                  Director

Robert G. Donovan                 Senior Vice             None
                                  President and
                                  Director

Thomas E. Hill                    Senior Vice             None
One Mill Place                    President and
Easton, MD  21601                 Director

Arnold S. Hoffman                 Senior Vice             None
1735 Market Street                President and
Philadelphia, PA  19103           Director

Carl Hohnbaum                     Senior Vice             None
24th Floor                        President and
Two Oliver Plaza                  Director
Pittsburgh, PA  15222

William B. Jones, Jr.             Senior Vice             None
1747 Pennsylvania                 President and
  Avenue, N.W.                    Director
Washington, D.C. 20006

Laura L. Lange                    Senior Vice             None
                                  President and
                                  Director

Marvin H. McIntyre                Senior Vice             None
1747 Pennsylvania                 President and
  Avenue, N.W.                    Director
Washington, D.C.  20006

Mark I. Preston                   Senior Vice             None
                                  President and
                                  Director

Joseph Sullivan                   Senior Vice             None
                                  President and
                                  Director

M. Walter D'Alessio, Jr.          Director                None
1735 Market Street
Philadelphia, PA  19103

W. William Brab                   Senior Vice             None
                                  President

Deepak Chowdhury                  Senior Vice             None
255 Alhambra Circle               President
Coral Gables, FL  33134

Harry M. Ford, Jr.                Senior Vice             None
                                  President

Dennis A. Green                   Senior Vice             None
                                  President

William F. Haneman, Jr.           Senior Vice             None
One Battery Park Plaza            President
New York, New York  10005

Theodore S. Kaplan                Senior Vice             None
                                  President and
                                  General Counsel

Seth J. Lehr                      Senior Vice             None
1735 Market St                    President
Philadelphia, PA  19103

Horace M. Lowman, Jr.             Senior Vice             None
                                  President and
                                  Asst. Secretary

Robert L. Meltzer                 Senior Vice             None
One Battery Park Plaza            President
New York, NY  10004

Jonathan M. Pearl                 Senior Vice             None
1777 Reisterstown Rd.             President
Pikesville, MD  21208

John A. Pliakas                   Senior Vice             None
125 High Street                   President
Boston, MA  02110

Gail Reichard                     Senior Vice             None
                                  President

Timothy C. Scheve                 Senior Vice             None
                                  President and
                                  Treasurer

Elisabeth N. Spector              Senior Vice             None
                                  President

Robert J. Walker, Jr.             Senior Vice             None
200 Gibraltar Road                President
Horsham, PA  19044

William H. Bass, Jr.              Vice President          None

Nathan S. Betnun                  Vice President          None

John C. Boblitz                   Vice President          None

Andrew J. Bowden                  Vice President          None

D. Stuart Bowers                  Vice President          None

Edwin J. Bradley, Jr.             Vice President          None

Scott R. Cousino                  Vice President          None

Joseph H. Davis, Jr.              Vice President          None
1735 Market Street
Philadelphia, PA  19380

Terrence R. Duvernay              Vice President          None
1100 Poydras St.
New Orleans, LA 70163

John R. Gilner                    Vice President          None

Richard A. Jacobs                 Vice President          None

C. Gregory Kallmyer               Vice President          None

Edward W. Lister, Jr.             Vice President          None

Marie K. Karpinski                Vice President          Vice President
                                                          and Treasurer

Mark C. Micklem                   Vice President          None
1747 Pennsylvania Ave.
Washington, DC  20006

Hance V. Myers, III               Vice President          None
1100 Poydras St.
New Orleans, LA 70163

Gerard F. Petrik, Jr.             Vice President          None

Douglas F. Pollard                Vice President          None

K. Mitchell Posner                Vice President          None
1735 Market Street
Philadelphia, PA  19103

Carl W. Riedy, Jr.                Vice President          None

Jeffrey M. Rogatz                 Vice President          None

Thomas E. Robinson                Vice President          None

Douglas M. Schmidt                Vice President          None

Robert W. Schnakenberg            Vice President          None
1111 Bagby St.
Houston, TX 77002

Henry V. Sciortino                Vice President          None
1735 Market St.
Philadelphia, PA 19103

Chris Scitti                      Vice President          None

Eugene B. Shephard                Vice President          None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell              Vice President          None

Alexsander M. Stewart             Vice President          None
One World Trade Center
New York, NY  10048

Robert S. Trio                    Vice President          None
1747 Pennsylvania Ave.
Washington, DC 20006

William A. Verch                  Vice President          None

Lewis T. Yeager                   Vice President          None

Joseph F. Zunic                   Vice President          None



* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

         (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.


Item 28. Location of Accounts and Records

               State Street Bank and Trust Company
               P. O. Box 1713
               Boston, Massachusetts 02105

Item 29. Management Services

               None

Item 30. Undertakings

               Not applicable.

                                 SIGNATURE PAGE


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund, Legg Mason Tax Exempt Trust, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 30th day of April, 1999.


                                 LEGG MASON TAX EXEMPT TRUST, INC.

                                 by: /s/ Marie K. Karpinski
                                    Marie K. Karpinski
                                    Vice President and Treasurer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title                      Date


/s/ John F. Curley            Chairman of the Board      April 30, 1999
--------------------------    and Director
John F. Curley, Jr.*

/s/ Edmund J. Cashman Jr.     President and Director     April 30, 1999
--------------------------
Edmund J. Cashman, Jr.

/s/ Richard G. Gilmore        Director                   April 30, 1999
--------------------------
Richard G. Gilmore*

/s/ Arnold L. Lehman          Director                   April 30, 1999
--------------------------
Arnold L. Lehman*

/s/ Jill E. McGovern          Director                   April 30, 1999
--------------------------
Jill E. McGovern*

/s/ T.A. Rodgers              Director                   April 30, 1999
--------------------------
T.A. Rodgers*

/s/ Marie K. Karpinsk         Vice President             April 30, 1999
--------------------------    and Treasurer
Marie K. Karpinski



*Signatures affixed by Marie K. Karpinski pursuant to powers of attorney, dated May 8, 1998, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of the following investment companies:

LEGG MASON CASH RESERVE TRUST             LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.             LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.             LEGG MASON SPECIAL INVESTMENT
                                          TRUST, INC.
LEGG MASON TAX EXEMPT TRUST, INC.         LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, KATHI D. BAIR, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                             DATE

/s/ Richard G. Gilmore                                May 8, 1998
---------------------------
Richard G. Gilmore

/s/ T. A. Rodgers                                     May 8, 1998
--------------------------
T. A. Rodgers

/s/ Charles F. Haugh                                  May 8, 1998
---------------------------
Charles F. Haugh

/s/ Arnold L. Lehman                                  May 8, 1998
---------------------------
Arnold L. Lehman

/s/ Jill E. McGovern                                  May 8, 1998
---------------------------
Jill E. McGovern

/s/ Edward A. Taber, III                              May 8, 1998
---------------------------
Edward A. Taber, III

/s/ Edmund J. Cashman, Jr.                            May 8, 1998
---------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                               May 8, 1998
---------------------------
John F. Curley, Jr.

/s/ Raymond A. Mason                                  May 8, 1998
---------------------------
Raymond A. Mason